Pioneer High Income Municipal Fund

Schedule of Investments | May 31, 2019

Ticker Symbols: Class A PIMAX Class C HICMX Class Y HIMYX

Schedule of Investments | 5/31/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 99.7%
	DEBTORS IN POSSESSION FINANCING - 1.5% of Net Assets
	Building Materials - 1.2%
3,125,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/16 (144A)	$3,125,000
3,275,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 7/30/17 (144A)	3,275,000
1,600,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/10/17 (144A)	1,600,000
2,000,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/17 (144A)	2,000,000
1,046,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	1,046,000
3,275,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 6/2/19 (144A)	3,275,000
	Total Building Materials	$14,321,000
	Electric - 0.3%
4,000,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	$4,053,000
	Total Electric	$4,053,000
	TOTAL DEBTORS IN POSSESSION FINANCING
	(Cost $18,377,806)	$18,374,000
	MUNICIPAL BONDS - 98.2% of Net Assets(a)
	Alabama - 2.2%
3,000,000	Auburn University, General Fee Revenue, Series A, 5.0%, 6/1/48	$3,587,790
3,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.5%, 5/1/32 (144A)	3,766,875
17,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	19,184,375
	Total Alabama	$26,539,040
	Alaska - 0.8%
10,100,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	$9,948,500
	Total Alaska	$9,948,500
	Arizona - 2.8%
3,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$3,107,790
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa and Red Rock Campus Project, Series A, 5.0%, 7/15/49 (144A)	1,792,418
8,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	8,490,640
9,400,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	9,683,786
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,099,720
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,299,970
675,000(b)	County of Pima, Industrial Development Authority, Legacy Traditional School Project, 8.5%, 7/1/39	678,726
490,000(b)	County of Pima, Industrial Development Authority, Paradise Education Center Project, 6.0%, 6/1/40	490,000
2,400,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/47 (144A)	2,673,936
2,400,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/52 (144A)	2,662,848
	Total Arizona	$33,979,834
	Arkansas - 1.6%
19,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$19,546,250
	Total Arkansas	$19,546,250
	California - 17.4%
5,165,000	California County Tobacco Securitization Agency, Asset-Backed, Gold Country Funding Corp., 5.25%, 6/1/46	$5,163,812
1,215,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.6%, 6/1/36	1,245,375
7,780,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.7%, 6/1/46	7,964,775
5,880,000	California County Tobacco Securitization Agency, Asset-Backed, Merced County, Series A, 5.25%, 6/1/45	6,019,650
4,660,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.125%, 6/1/38	4,776,500
2,385,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.25%, 6/1/45	2,444,625
11,465,000	California Educational Facilities Authority, Stanford University, Series U-3, 5.0%, 6/1/43	16,225,841
5,000,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.0%, 5/1/49	7,362,700
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.0%, 10/1/35	260,895
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,614,821
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	524,450
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,656,459
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.0%, 7/1/42	6,692,049
2,975,000(b)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,544,772
305,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	319,658
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	899,438
Principal Amount USD ($)		Value
	California - (continued)
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	$2,356,786
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,085,520
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,556,908
4,000,000	California State University, Systemwide, Series A, 5.0%, 11/1/48	4,859,840
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,822,018
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,701,156
1,800,000(b)	California Statewide Communities Development Authority, Lancer Educational Student, Series A, 7.5%, 6/1/42	1,800,000
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/43 (144A)	1,147,300
8,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	8,799,120
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.5%, 12/1/58 (144A)	15,111,368
315,559(c)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	3
3,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	4,000,955
9,825,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	9,972,375
20,150,000	Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/47	20,024,062
5,000,000	Golden State Tobacco Securitization Corp., Series A-1, 5.25%, 6/1/47	5,050,000
17,905,000	Golden State Tobacco Securitization Corp., Series A-2, 5.0%, 6/1/47	17,793,094
5,000,000	Los Angeles Department of Water & Power Power System Revenue, Power System, Series A, 5.25%, 7/1/49	6,202,300
2,500,000(d)	Pittsburg Unified School District Financing Authority, 9/1/41 (AGM Insured)	1,183,150
1,925,000(d)	Pittsburg Unified School District Financing Authority, 9/1/42 (AGM Insured)	870,293
9,270,000	San Francisco City & County Airport Comm-San Francisco International Airport Commission, Government Purpose, Series B, 5.0%, 5/1/49	11,202,146
7,395,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	7,561,388
6,120,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.125%, 6/1/46	6,196,500
9,110,000	University of California, Series AZ, 5.25%, 5/15/58	10,906,948
	Total California	$212,919,050
	Colorado - 3.4%
2,345,000(b)(e)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	$2,516,795
2,860,000(b)(e)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	3,140,537
2,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,518,700
5,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	6,322,250
2,000,000(e)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,095,980
1,250,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.0%, 12/1/49 (144A)	1,278,088
2,090,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49 (144A)	2,101,411
2,840,000(e)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,929,886
3,500,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	3,759,735
7,635,000(e)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	7,815,262
500,000(e)	Leyden Rock Metropolitan District No. 10, Series B, 7.25%, 12/15/45	506,635
3,400,000(e)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,508,868
1,500,000(e)	Promenade Castle Rock Metropolitan District No. 1, Series A, 5.75%, 12/1/39	1,578,420
1,250,000(e)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,304,463
	Total Colorado	$41,377,030
	Connecticut - 0.2%
2,885,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	$2,940,132
	Total Connecticut	$2,940,132
	Delaware - 0.5%
2,905,000	Delaware State Health Facilities Authority, Beebe Medical Center Project, 4.375%, 6/1/48	$3,026,690
3,000,000	Delaware State Health Facilities Authority, Beebe Medical Center Project, 5.0%, 6/1/48	3,389,730
	Total Delaware	$6,416,420
	District of Columbia - 0.9%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$768,075
30,000,000(d)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	4,612,500
5,000,000(e)	District of Columbia, Series A, 5.0%, 10/15/44	6,101,250
	Total District of Columbia	$11,481,825
	Florida - 0.6%
5,000,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	$5,005,850
500,000	Capital Trust Agency, Inc., H-Bay Ministries, Superior Residences Project, 5.0%, 7/1/43	517,130
750,000	Capital Trust Agency, Inc., H-Bay Ministries, Superior Residences Project, 5.0%, 7/1/53	773,032
500,000	Capital Trust Agency, Inc., H-Bay Ministries, Superior Residences Project, 5.25%, 7/1/48	529,915
	Total Florida	$6,825,927
	Georgia - 0.6%
6,000,000	City of Atlanta Water & Wastewater Revenue, Series B, 5.0%, 11/1/47	$7,127,040
	Total Georgia	$7,127,040
Principal Amount USD ($)		Value
	Hawaii - 0.1%
1,000,000(b)	State of Hawaii Department of Budget & Finance, 15 Craigside Project, Series A, 9.0%, 11/15/44	$1,034,090
	Total Hawaii	$1,034,090
	Illinois - 7.2%
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	$1,166,950
8,010,000	Chicago Board of Education, 6.0%, 4/1/46	9,452,200
520,000(e)	Chicago Board of Education Project, Series C, 5.25%, 12/1/39	551,366
2,035,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,199,408
870,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/41	889,610
7,395,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/42	7,580,688
1,205,000(e)	Chicago Board of Education, Series A, 5.5%, 12/1/39	1,244,536
1,000,000(e)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,228,760
8,000,000(e)	Chicago Board of Education, Series B, 6.5%, 12/1/46	9,299,920
3,250,000(e)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,590,860
7,505,000	Chicago O’Hare International Airport, Senior Lien, Series B, 5.0%, 1/1/48	8,854,174
2,500,000	Chicago O’Hare International Airport, Senior Lien, Series B, 5.0%, 1/1/53	2,930,200
10,000,000(e)	City of Chicago, Series A, 5.0%, 1/1/44	10,905,000
4,713,653(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	4,430,551
2,634,795(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	134,085
526,959	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	190,143
526,959(d)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	119,335
1,050,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	1,074,434
4,780,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	5,070,289
4,000,000	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Series A, 5.0%, 6/15/57	4,348,120
22,000,000(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Series B, 12/15/56 (AGM Insured)	4,922,500
6,850,000	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	6,379,405
1,625,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,625,130
	Total Illinois	$88,187,664
	Indiana - 8.4%
1,750,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$1,435,000
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	1,640,000
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	1,640,000
3,500,000	City of Crown Point, Wittenberg Village Project, Series A, 8.0%, 11/15/39	3,536,750
2,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	2,562,442
700,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.125%, 1/1/32	725,522
4,565,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.35%, 1/1/38	4,729,888
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.5%, 2/1/29 (144A)	23,117,499
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,371,135
5,325,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	5,726,345
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,302,779
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,326,820
500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	518,645
4,390,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,551,816
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	2,151,803
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,754,424
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,714,994
4,000,000(b)	County of Vigo, Hospital Authority, Union Hospitals, Inc., 8.0%, 9/1/41	4,562,480
2,100,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	2,179,317
3,420,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	3,547,908
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,941,028
1,795,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.5%, 7/1/53	1,804,962
8,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	8,800,592
8,000,000	Town of Plainfield Multifamily Housing Revenue, Glasswater Creek Project, 5.375%, 9/1/38	8,195,120
	Total Indiana	$102,837,269
	Iowa - 0.0%†
50,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.625%, 6/1/46	$49,950
	Total Iowa	$49,950
	Kansas - 1.0%
400,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/33	$431,468
9,215,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/53	9,705,607
2,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.5%, 11/15/38	2,156,520
	Total Kansas	$12,293,595
	Maryland - 0.1%
940,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,031,095
	Total Maryland	$1,031,095
	Massachusetts - 2.0%
9,125,000	Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/48	$10,904,010
4,950,000(e)	Commonwealth of Massachusetts, Series A, 5.0%, 1/1/46	5,866,146
Principal Amount USD ($)		Value
	Massachusetts - (continued)
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$802,630
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	2,004,940
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.0%, 4/15/40	1,331,650
2,500,000	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility, 5.125%, 11/15/46 (144A)	2,678,550
1,116,746(d)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	265,819
	Total Massachusetts	$23,853,745
	Michigan - 4.4%
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$1,315,850
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,316,050
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,492,295
3,945,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	4,222,136
50,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20	51,312
2,020,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40	2,081,085
7,135,000(f)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 6.75%, 3/1/40	7,765,020
4,000,000(f)	Michigan Strategic Fund, CFP Taylor Government Center Project, Series B, 6.625%, 11/1/41	4,751,760
4,875,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/34	4,874,903
21,195,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	21,195,000
1,250,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.875%, 6/1/42	1,264,063
	Total Michigan	$54,329,474
	Minnesota - 2.2%
1,970,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$2,120,902
3,040,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/38	3,176,557
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/48	1,033,570
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/53	1,026,080
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/34	2,639,130
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/39	2,021,980
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	423,620
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,577,355
2,000,000	City of Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	2,092,720
1,400,000	City of Rochester, Math & Science Academy Project, Series A, 5.25%, 9/1/43	1,449,322
6,080,000	City of Rochester, Math & Science Academy Project, Series A, 5.375%, 9/1/50	6,287,997
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, Series A, 5.125%, 12/1/38	1,448,323
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.0%, 7/1/36	1,299,350
	Total Minnesota	$26,596,906
	Missouri - 1.0%
5,100,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$5,145,900
500,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	514,910
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	1,027,270
2,300,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	2,325,277
2,500,000(b)	Kirkwood Industrial Development Authority, Aberdeen Heights, Series A, 8.25%, 5/15/45	2,659,625
	Total Missouri	$11,672,982
	Nevada - 0.1%
5,000,000(d)	City of Reno, Reno Transportation Rail Access, Series C, 7/1/58 (144A)	$650,750
	Total Nevada	$650,750
	New Jersey - 3.1%
1,255,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.25%, 10/1/38 (144A)	$1,309,430
7,205,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.375%, 10/1/50 (144A)	7,529,513
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	1,306,210
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,651,675
7,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series EEE, 5.0%, 6/15/43	7,947,870
1,250,000	New Jersey Economic Development Authority, University Heights Charitable Schools Project, Series A, 5.75%, 9/1/50 (144A)	1,359,975
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,774,230
10,000,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/46	10,712,500
	Total New Jersey	$37,591,403
	New Mexico - 0.9%
1,220,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	$1,231,468
7,970,000(f)	County of Otero, Mexico Jail Project, 9.0%, 4/1/28	8,020,131
1,750,000	Lower Petroglyphs Public Improvement District, Refunding, 5.0%, 10/1/48	1,832,373
	Total New Mexico	$11,083,972
	New York - 9.7%
525,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/28 (144A)	$569,142
4,150,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/38 (144A)	4,332,144
Principal Amount USD ($)		Value
	New York - (continued)
8,755,000	Erie Country New York Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/45	$8,754,300
10,000,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	2,400,000
8,000,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,920,000
1,795,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	430,800
7,340,000	Metropolitan Transportation Authority, Green Bond, Transportation Climate Bond Certified, Series A, 5.0%, 11/15/44 (AGM Insured)	8,749,427
11,430,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	11,058,525
2,935,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	2,843,281
5,735,000	New York City Water & Sewer System, Series DD-1, 5.0%, 6/15/49	6,882,401
12,620,000	New York Counties Tobacco Trust IV, Settlement Pass Through, Series A, 5.0%, 6/1/45	12,362,804
51,600,000(d)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60	2,150,688
5,000,000	New York State Dormitory Authority, Bid Group 4, Series A, 5.0%, 3/15/44	5,976,300
5,000,000	New York State Dormitory Authority, Bid Group 4, Series E, 5.0%, 3/15/48	6,005,100
15,000,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,478,950
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,029,097
14,575,000	TSASC, Inc., 5.0%, 6/1/45	14,083,094
6,000,000	TSASC, Inc., 5.0%, 6/1/48	5,790,000
	Total New York	$118,816,053
	Ohio - 5.3%
4,425,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$4,198,219
11,730,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/30	11,246,138
17,825,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	17,134,281
15,285,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	14,730,919
8,440,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	8,440,000
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	741,948
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,471,388
2,900,000	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health System, 6.0%, 12/1/42	3,077,538
	Total Ohio	$65,040,431
	Pennsylvania - 5.7%
850,000	Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project, Series A, 5.125%, 4/1/35	$796,050
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,038,470
2,335,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,399,376
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,740,937
1,500,000	Geisinger Authority, Geisinger Health System, Series A-2, 5.0%, 2/15/39	1,742,235
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,292,120
2,005,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series A, 7.5%, 5/1/20	2,091,255
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	8,865,899
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,263,143
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	3,102,288
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,313,278
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,605,275
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,427,188
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,610,800
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,024,490
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,073,590
1,660,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.125%, 6/1/38 (144A)	1,717,403
3,500,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.25%, 6/1/48 (144A)	3,601,045
4,370,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.375%, 6/1/53 (144A)	4,517,575
1,570,000	Philadelphia Authority for Industrial Development, University of the Arts, 5.0%, 3/15/45 (144A)	1,597,695
	Total Pennsylvania	$69,820,112
	Puerto Rico - 1.0%
24,000,000(c)(e)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$11,700,000
	Total Puerto Rico	$11,700,000
	Rhode Island - 0.6%
2,065,000(c)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 326,063
2,000,000(d)(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 9/1/47 (144A)	2,745,040
Principal Amount USD ($)		Value
	Rhode Island - (continued)
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/50	$4,343,968
	Total Rhode Island	$7,415,071
	Tennessee - 0.0%†
5,000	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$4,625
	Total Tennessee	$4,625
	Texas - 5.4%
200,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	$ 207,802
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	552,494
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	398,156
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,377,845
350,000	City of Celina, 5.375%, 9/1/28	362,145
800,000	City of Celina, 5.5%, 9/1/24	817,072
250,000	City of Celina, 5.5%, 9/1/32	258,173
650,000	City of Celina, 5.875%, 9/1/40	673,725
1,075,000	City of Celina, 6.0%, 9/1/30	1,101,821
2,700,000	City of Celina, 6.25%, 9/1/40	2,765,259
5,000,000	City of San Antonio, Electric & Gas Systems Revenue, Series A, 5.0%, 2/1/44	6,052,700
234,442(c)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	2
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,077,700
1,000,000	Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc., 5.0%, 6/15/48	1,023,990
17,350,000+(c)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	6,280,700
5,000,000	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living Ventana Project, 6.625%, 11/15/37	5,728,350
2,250,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	652,500
5,000,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	1,450,000
120,000(b)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	130,993
6,850,000(b)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44	7,477,871
1,775,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.0%, 11/15/28	1,757,250
500,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/39	490,140
5,400,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/44	5,258,412
1,000,000(c)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	221,110
6,840,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	8,222,227
1,250,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,396,400
1,000,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	1,121,270
105,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	111,060
1,350,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,441,233
	Total Texas	$65,408,400
	Utah - 0.7%
490,000(g)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	$544,517
1,985,000(b)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	2,239,318
5,145,000(b)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,841,119
	Total Utah	$8,624,954
	Virginia - 4.3%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.5%, 3/1/46	$3,159,780
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	2,180,010
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	829,776
4,665,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,796,273
3,500,000	Peninsula Town Center Community Development Authority, 4.5%, 9/1/45 (144A)	3,604,300
1,250,000	Peninsula Town Center Community Development Authority, 5.0%, 9/1/37 (144A)	1,352,187
2,000,000	Peninsula Town Center Community Development Authority, 5.0%, 9/1/45 (144A)	2,146,100
30,950,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	30,369,688
4,605,000	Tobacco Settlement Financing Corp., Series B-2, 5.2%, 6/1/46	4,616,513
	Total Virginia	$53,054,627
	Wisconsin - 4.0%
775,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/33	$827,320
3,800,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/48	3,960,816
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	1,725,866
9,310,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	9,667,411
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,916,980
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,218,531
500,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	508,190
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	2,104,240
Principal Amount USD ($)		Value
	Wisconsin - (continued)
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	$2,594,575
2,000,000	Public Finance Authority, Proton Treatment, Series A-1, 6.375%, 1/1/48 (144A)	2,131,620
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	512,095
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,563,275
8,615,000(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	7,260,033
1,245,000	Public Finance Authority, Voyager Foundation, Inc. Project, Series A, 5.125%, 10/1/45	1,280,943
2,815,000	Public Finance Authority, Voyager Foundation, Inc. Project, Series A, 6.2%, 10/1/42	3,055,232
	Total Wisconsin	$49,327,127
	TOTAL MUNICIPAL BONDS
	(Cost $1,181,160,793)	$1,199,525,343
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $1,199,538,599)(h)	$1,217,899,343
	OTHER ASSETS AND LIABILITIES - 0.3%	$4,235,280
	NET ASSETS - 100.0%	$1,222,134,623

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2019, the value of these securities amounted to $244,603,741, or 20.0% of net assets.

RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at May 31, 2019.

AGM	Assured Guaranty Municipal

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security is in default.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Represents a General Obligation Bond.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2019.
(g)	Escrow to maturity.
(h)	The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds:
Tobacco Revenue	26.6%
Education Revenue	22.2
Health Revenue	17.6
Development Revenue	16.2
General Obligation	7.3
Transportation Revenue	3.8
Water Revenue	2.1
Facilities Revenue	1.7
Other Revenue	1.5
Power Revenue	0.5
Utilities Revenue	0.5
Pollution Control Revenue	0.0 †
100.0%

†	Amount rounds to less than 0.1%.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing	$–	$18,374,000	$–	$18,374,000
Municipal Bonds
Texas	–	59,127,700	6,280,700	65,408,400
All Other Municipal Bonds	–	1,134,116,943	–	1,134,116,943
Total Investments in Securities	$–	$1,211,618,643	$6,280,700	$1,217,899,343

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Municipal Bonds
Balance as of 8/31/18	$6,662,400
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(382,814)
Accrued discounts/premiums	1,114
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 5/31/19	$6,280,700

*	Transfers are calculated on the beginning of period values. During the nine months ended May 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31,
2019: $(382,814).